Note 30 - Contingencies (Details Textual) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	R$ 81,547.1	R$ 70,524.1
Total provisions	572.0	481.0	R$ 599.2
Recoverable tax credits	5,400.0
Tax credit, before tax effects, recognized in other operating income (expense)	2,500.0
Tax credit, before tax effects, recognized in finance income	1,800.0
Estimated financial effect of contingent assets	1,900.0
Tax Credit Periods From 1990 to 2009 [Member]
Statement Line Items [Line Items]
Recoverable tax credits	1,100.0
Tax Credit Periods From 2009 to 2015 [Member]
Statement Line Items [Line Items]
Recoverable tax credits	4,300.0
Tax contingent liability related to IOC deduction [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	2,000.0
The State of Amazonas [member] | The tax contingent liability [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	509.8	499.0
Tax contingent liability [member] | AROSUCO AROMAS E SUCOS LTDA. [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	519.0	506.9
Tax contingent liability [member] | Anheuser-Busch Inbev Services LLC [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	R$ 10,200.0	10,100.0
Estimated financial effect of contingent liabilities, percentage reimbursement (Rate)	70.00%
Tax contingent liability [member] | Beverage Associates Holding Limited [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	R$ 2,300.0	2,200.0
Tax contingent liability [member] | Cervecería Nacional Dominicana S.A. [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	1,000.0	1,100.0
Tax contingent liability [member] | State of Minas Gerais and Rio de Janeiro [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	8,600.0	7,700.0
Total provisions	7.6	8.3
Legal proceedings contingent liability [member] | Department of Federal Revenue of Brazil [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	7,300.0	7,200.0
Total provisions	53.0	52.2
Legal proceedings contingent liability [member] | Brazilian federal tax authorities [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	1,700.0	2,300.0
Legal proceedings contingent liability [member] | States of São Paulo, Rio de Janeiro, Minas Gerais and other States [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	2,000.0	2,000.0
Legal proceedings contingent liability [member] | State of Pernambuco [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	615.1	591.9
Total provisions	50.0	4.9
Tax contingent liability related to expenses [member] | Brazilian Tax authorities [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	5,000.0	4,800.0
Tax contingent liability related to expenses [member] | Brazilian federal tax authorities [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	10,200.0	3,900.0
Tax contingent liability related to taxes paid abroad [member] | Brazilian Tax authorities [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	11,700.0	10,100.0
Tax contingent liability relating to Manaus Free Trade Zone - ZFM [member] | Brazilian federal tax authorities [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	4,800.0	4,200.0
Tax contingent liability relating to IPI excise taxes [member] | Brazilian federal tax authorities [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	R$ 1,600.0	R$ 1,700.0